Prepayments and other receivables	12 Months Ended
Dec. 31, 2020
Prepayments and other receivables
Prepayments and other receivables

Note 14. Prepayments and other receivables

	December 31,
	2020	2019
	(USD in thousands)
VAT receivables	$376	$75
Prepayments	1,175	451
Prepayments to clinical research organizations	418	17
Other receivables	2	32
Total prepayments and other receivables	$1,971	$575